Summary of Significant Accounting Policies (Details) - USD ($)							1 Months Ended				3 Months Ended				12 Months Ended
	Apr. 01, 2023	Mar. 31, 2022	Mar. 22, 2022	Mar. 22, 2022	Sep. 13, 2021	Feb. 11, 2021	May 12, 2023	Dec. 30, 2022	Oct. 18, 2022	Jul. 22, 2022	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Sep. 15, 2021	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Working capital deficiency												$ 5,200,000			$ 5,200,000
Cash											$ 15,300,000	$ 20,200,000			20,200,000
Loss of pertains to discontinued operations															28,100,000
Cash for operating activities.											$ (9,503,000)		$ (15,319,000)
Net cash pertains to discontinued operation															$ 17,800,000	$ 10,000,000
Number of shares sold under offering (in Shares)											5,000,000	5,000,000			5,000,000
Company’s common stock (in Shares)						40,000
Offering					$ 50,600,000								46,906,000
Allowance for credit losses												$ 200,000			$ 200,000	200,000
Inventory obsolescence												400,000			400,000	400,000
Unrealized losses																200,000
Unrealized loss on equity securities											30,000.00		1,500,000		$ 7,900,000	$ 57,100,000
Estimated useful lives of the assets															10 years
Amortized ratably over a range															5 years
Finite-Lived Intangible Assets															15 years	2 years 4 months 24 days
Impairment															$ 4,600,000	$ 0
Finite-Lived Intangible Assets, Net											$ 2,810,000	2,994,000			$ 2,994,000
Lessee, Operating Lease, Right Of Use Asset Recognition, Minimum Term															1 year
Research and development costs															$ 17,700,000	14,100,000
Research and development costs discontinued operations															9,300,000	6,700,000
Non-controlling interest												(1,200,000)			(1,200,000)	1,700,000
Non-controlling interest Converted												1,100,000			1,100,000
Totaling a gain loss															$ 1,000,000	(600,000)
Renewal option period											1 year				1 year
Stated term											1 year				1 year
Perpetual license term											2 years				2 years
Deferred revenue												3,500,000			$ 3,500,000	4,800,000
Deferred revenue of discontinued operations															2,200,000	3,100,000
Selling, general and administrative expenses															600,000	400,000
General and administrative expenses discontinued operations															400,000	200,000
Stock-based compensation charges															3,700,000	10,900,000
Administrative expenses discontinued operations															1,600,000	4,100,000
Impairment of goodwill and intangibles															12,200,000	14,800,000
Goodwill and intangibles discontinued operations															5,500,000	12,000,000
Working Capital Surplus (Deficiency)											$ 200,000
Net Loss											(17,178,000)		(11,557,000)
Deferred Revenue											1,400,000	1,300,000			1,300,000
Share-Based Payment Arrangement, Noncash Expense											329,000		1,533,000
Retained Earnings (Accumulated Deficit)											(330,586,000)	(313,739,000)			(313,739,000)
Stockholders' Equity Attributable to Noncontrolling Interest											(1,506,000)	$ (1,184,000)			(1,184,000)
Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash for operating activities.															$ 34,000,000
Net Loss
Other Additional Capital [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Net Loss											$ 17,200,000
Inpixon India [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest												82.50%			82.50%
Inpixon Philippines, Inc [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest												99.97%			99.97%
Game Your Game [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest												55.40%			55.40%
Continuing Operations [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Working capital deficiency												$ (1.9)			$ (1.9)
Cash from continuing operations															10,200,000
In Process Research and Development [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Assets, Net												0			0	0
Equity Distribution Agreement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Company’s common stock (in Shares)											9,655,207
Aggregate offering price										$ 25,000,000
Gross proceeds											$ 15,400,000
Securities Purchase Agreement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Net proceeds									$ 14,100,000
Securities Purchase Agreement [Member] | Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Company’s common stock (in Shares)									253,112
Securities Purchase Agreement [Member] | Combined Offering Warrant [Member] | Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Pre-funded warrants to purchase (in Shares)									3,846,153
Combined offering price per share (in Dollars per share)									$ 5.85
Securities Purchase Agreement [Member] | Pre-Funded Warrant [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Exercise price per share (in Dollars per share)									$ 0.001
Securities Purchase Agreement [Member] | Pre-Funded Warrant [Member] | Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Pre-funded warrants to purchase (in Shares)									2,310,990
Combined offering price per share (in Dollars per share)									$ 5.849
ATM [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Gross proceeds											$ 15,400,000
Subsequent Event [Member] | Equity Distribution Agreement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Company’s common stock (in Shares)											9,655,207
Gross proceeds											$ 15,400,000
Subsequent Event [Member] | Sales Agreement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Company’s common stock (in Shares)							12,046,742
Gross proceeds							$ 4,100,000
Subsequent Event [Member] | ATM [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Additions to Contract Holders Funds	$ 3,800,000
Revision of Prior Period, Reclassification, Adjustment [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Retained Earnings (Accumulated Deficit)											1,100,000
Stockholders' Equity Attributable to Noncontrolling Interest											1,100,000
Liquidity [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash for operating activities.											$ 9,500,000
Goodwill [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Impairment of goodwill and intangibles															7,600,000	14,800,000
Goodwill and intangible asset impairment from the discontinued operations															$ 5,500,000	$ 11,900,000
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives of the assets															3 years
Amortized ratably over a range															1 year
Minimum [Member] | Computer Software, Intangible Asset [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Amortized ratably over a range															1 year
Minimum [Member] | Equity Distribution Agreement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Combined offering price per share (in Dollars per share)											$ 1.15
Minimum [Member] | ATM [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Combined offering price per share (in Dollars per share)											1.15
Minimum [Member] | Subsequent Event [Member] | Equity Distribution Agreement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Combined offering price per share (in Dollars per share)											$ 1.15
Minimum [Member] | Subsequent Event [Member] | Sales Agreement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Combined offering price per share (in Dollars per share)							$ 0.22771
Liquidity [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Net loss attributable to common stockholders, basic															$ 79,600,000
Initial Principal Amount [Member] | Streeterville Capital, LLC [Member] | Unsecured Debt [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate initial principal amount								$ 8,400,000		6,500,000
Company received value								$ 6,500,000		$ 5,000,000
Series 7 Convertible Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate cash paid		$ 49,300,000		$ 49,300,000									$ 49,300,000
Offering					$ 50,600,000
Outstanding shares totaling (in Shares)				49,250										49,250
Series 8 Convertible Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate cash paid												$ 53,200,000
Number of shares sold under offering (in Shares)			53,197.7234	53,197.7234
Company’s common stock (in Shares)			1,503,726	1,503,726
Net proceeds from issuance of common stock and warrants (in Dollars per share)			$ 940	$ 940
Issue discount percentage			6.00%	6.00%
Aggregate subscription amount			$ 50,000,000	$ 50,000,000
Offering			$ 46,900,000	$ 46,900,000
Outstanding shares totaling (in Shares)												53,197.72